SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]